Going Concern, Jelco (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 08, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021	Aug. 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019
Going Concern [Abstract]
Repayments of long-term debt				$ 52,514	$ 17,598	$ 68,468
Share price (in dollars per share)									$ 1.92	$ 1.92	$ 1.92	$ 2.16
Warrant exercise price (in dollars per share)													$ 2.72
Scheduled installments to third party lenders due within one year		$ 20,412		$ 20,412
Subsequent Event [Member]
Going Concern [Abstract]
Repayments of long-term debt			$ 12,000
Share price (in dollars per share)							$ 1.70
Pre-Funded Warrant [Member]
Going Concern [Abstract]
Number of securities included in each unit (in shares)														1
Warrant exercise price (in dollars per share)														$ 0.01
Pre-Funded Warrant [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of securities included in each unit (in shares)	1
Warrant [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of securities included in each unit (in shares)	1
Common Stock [Member]
Going Concern [Abstract]
Number of securities included in each unit (in shares)								1						1
Number of securities called by each warrant (in shares)		1		1
Common Stock [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Number of securities included in each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Second Jelco Loan [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Repayments of long-term debt			100
Jelco [Member]
Going Concern [Abstract]
Amendment fee				$ 1,241
Jelco [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Repayments of long-term debt			$ 12,000
Number of units issued (in shares)	7,986,913
Share price (in dollars per share)	$ 0.70
Warrant exercise price (in dollars per share)	$ 0.70
Jelco [Member] | Maximum [Member]
Going Concern [Abstract]
Contractual obligations to repay within 2021		$ 12,000		$ 12,000
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Going Concern [Abstract]
Interest rate		5.50%		5.50%
Accrued and unpaid interest		$ 4,350		$ 4,350
Jelco [Member] | Second Jelco Loan [Member]
Going Concern [Abstract]
Repayments of long-term debt		$ 6,500